Credit Quality (Tables)	6 Months Ended
Mar. 31, 2022
Credit Quality
Schedule of credit quality of loans and credit commitments

		As at 31 March 2022				As at 30 Sept 21				As at 31 March 2021
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans - housing
Strong	401,201	24,367	—	425,568	398,043	21,165	—	419,208	394,406	6,679	—	401,085
Good/satisfactory	48,746	24,248	—	72,994	55,631	17,851	—	73,482	62,371	14,499	—	76,870
Weak	2,057	11,216	4,568	17,841	3,245	12,659	5,461	21,365	4,509	8,912	5,722	19,143
Total loans - housing	452,004	59,831	4,568	516,403	456,919	51,675	5,461	514,055	461,286	30,090	5,722	497,098
Loans - personal
Strong	4,890	84	—	4,974	4,608	69	—	4,677	5,020	105	—	5,125
Good/satisfactory	8,092	1,113	—	9,205	8,780	1,327	—	10,107	10,188	1,034	—	11,222
Weak	288	530	253	1,071	310	539	286	1,135	464	606	334	1,404
Total loans - personal	13,270	1,727	253	15,250	13,698	1,935	286	15,919	15,672	1,745	334	17,751
Loans - business
Strong	76,014	784	—	76,798	71,336	446	—	71,782	62,004	1,947	—	63,951
Good/satisfactory	94,954	13,197	—	108,151	93,457	10,674	—	104,131	91,049	13,761	—	104,810
Weak	185	3,897	3,067	7,149	175	4,562	3,749	8,486	188	6,544	2,789	9,521
Total loans - business	171,153	17,878	3,067	192,098	164,968	15,682	3,749	184,399	153,241	22,252	2,789	178,282
Held for sale loans
Strong	—	—	—	—	180	—	—	180	48	5	—	53
Good/satisfactory	—	—	—	—	786	56	—	842	1,229	243	—	1,472
Weak	—	—	—	—	—	—	—	—	12	266	101	379
Total held for sale loans	—	—	—	—	966	56	—	1,022	1,289	514	101	1,904
Undrawn credit commitments[1]
Strong	154,459	2,590	—	157,049	153,712	1,546	—	155,258	150,965	2,741	—	153,706
Good/satisfactory	37,519	5,369	—	42,888	38,377	5,119	—	43,496	38,891	4,484	—	43,375
Weak	116	812	321	1,249	130	933	274	1,337	133	1,253	236	1,622
Total undrawn credit commitments	192,094	8,771	321	201,186	192,219	7,598	274	200,091	189,989	8,478	236	198,703
Total strong	636,564	27,825	—	664,389	627,879	23,226	—	651,105	612,443	11,477	—	623,920
Total good/ satisfactory	189,311	43,927	—	233,238	197,031	35,027	—	232,058	203,728	34,021	—	237,749
Total weak	2,646	16,455	8,209	27,310	3,860	18,693	9,770	32,323	5,306	17,581	9,182	32,069
Total loans and undrawn credit commitments	828,521	88,207	8,209	924,937	828,770	76,946	9,770	915,486	821,477	63,079	9,182	893,738

1.	Includes credit commitments on held for sale assets of nil as at 31 March 2022 (30 September 2021: $828 million, 31 March 2021: $439 million).